DETAILS OF CURRENT LIABILITIES (Summary Other Payables and Accrued Expenses) (Details) (ILS) ₪ in Thousands, $ in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Disclosure of offsetting of financial liabilities [line items]
Customer advances | ₪			₪ 1,267	₪ 1,223
Accrued expenses | ₪			4,226	3,985
Others payables | ₪			389	38
Total other payables and accrued expenses | ₪			₪ 5,882	₪ 5,246
US Dollars [Member]
Disclosure of offsetting of financial liabilities [line items]
Customer advances | $		$ 338
Accrued expenses | $		1,128
Others payables | $		103
Total other payables and accrued expenses | $	[1]	$ 1,569

[1]	Convenience Translation into US Dollars.